DEBT INSTRUMENTS IN ISSUE (Tables)	12 Months Ended
Dec. 31, 2021
DEBT INSTRUMENTS IN ISSUE.
Schedule of bonds issued

Duly authorized by the authority in each country bonds have been issued as follows:

As of December 31, 2021

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.(2)	Local	COP	4,158,757	4,190,777	4.35%-10.30%
Bancolombia S.A.	Foreign	USD	2,967,644	11,449,784	0.30%-5.19%
Banistmo S.A. y filiales	Foreign	USD	1,079,981	4,334,751	1.20%-5.00%
Banagrícola S.A. y Filiales	Foreign	USD	162,000	644,557	5.60%-6.40%
Bancolombia Panamá S.A.	Foreign	USD	113,413	457,155	0.45%-3.75%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	3,645	14,575	0.95%-0.95%
Grupo Agromercantil Holding S.A.	Foreign	USD	569	2,265	0.25%-7.25%
Total				21,093,864
(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 18.1. Issue of Bancolombia S.A. sustainable ordinary bonds.

As of December 31, 2020

Issuer	Currency		Face value(1)	Balance	Rate Range
Bancolombia S.A.	Local	COP	4,125,500	4,159,065	3.37%-10.77%
Bancolombia S.A.(2)	Foreign	USD	2,956,491	9,749,569	0.25%-5.19%
Banistmo S.A. y filiales(3)	Foreign	USD	1,158,763	4,003,076	0.50%-5.00%
Banco Agrícola S.A.(4)	Foreign	USD	212,000	727,116	5.58%-6.41%
Bancolombia Panamá S.A.	Foreign	USD	121,399	426,689	0.40%-3.75%
Bancolombia Puerto Rico Internacional Inc.	Foreign	USD	16,595	57,955	2.30%-2.65%
Grupo Agromercantil Holding S.A.	Foreign	USD	910	3,123	0.25%-7.25%
Total				19,126,593
(1)	Face value is in US dollar for foreign currency bonds.
(2)	See Note 18.2. Issue of Bancolombia S.A. ordinary bonds.
(3)	See Note 18.3. Issue of Banistmo S.A. ordinary bonds.
(4)	See Note 18.4. Payment of Banco Agrícola S.A. bonds.

Schedule of detailed information about breakdown of the Bank securities in issue by maturity

The following table shows the detail of the bonds classified by currency, term and type of issue:

As of December 31, 2021

	Less than	Between	Between
Issuer	1 year	1 and 3 years	3 and 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,213,988	1,213,988
Ordinary bonds	-	-	164,753	2,812,036	2,976,789
Foreign currency
Subordinated bonds(1)	-	-	-	7,753,417	7,753,417
Ordinary bonds	408,859	205,913	331,131	8,203,767	9,149,670
Total	408,859	205,913	495,884	19,983,208	21,093,864
(1)	In the event of default of the Bank, the subordinated bonds, will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

As of December 31, 2020

Issuer	Less than	Between	Between
	1 year	1 to 3 years	3 to 5 years	Greater than 5 years	Total amortized cost
In millions of COP
Local currency
Subordinated bonds(1)	-	-	-	1,216,831	1,216,831
Ordinary bonds	-	-	154,671	2,787,563	2,942,234
Foreign currency
Subordinated bonds(1)	-	-	-	6,659,541	6,659,541
Ordinary bonds	151,992	588,958	284,323	7,282,714	8,307,987
Total	151,992	588,958	438,994	17,946,649	19,126,593
(1)	In the event of default of the Bank, the subordinated bonds will be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities.

Schedule of detailed information about debt securities in issue by maturity

The following is a schedule of the debt instruments in issue by maturity:

Issuer	December 31, 2021	December 31, 2020
In millions of COP
Amount expected to be settled:
No more than twelve months after the reporting period	5,697,371	1,514,548
More than twelve months after the reporting period	15,396,493	17,612,045
Total	21,093,864	19,126,593